CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' DEFICIT - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance at the beginning at Mar. 29, 2021	$ 0	$ 0	$ 0	$ 0
Balance at the beginning (in shares) at Mar. 29, 2021	0
Increase (Decrease) in Stockholders' Equity
Issuance of shares, net of offering cost	$ 288	24,712		25,000
Issuance of shares, net of offering cost (in shares)	2,875,000
Accretion of common stock subject to redemption value		(18,078,211)	(3,054,111)	(21,132,322)
Sale of 557,000 Private Placement Units	$ 56	5,569,944		5,570,000
Sale of units, net of underwriting discounts (in shares)	557,000
Fair value of Public Warrants at issuance		12,483,555		12,483,555
Allocation of net income (loss), as adjusted			(280,701)	(280,701)
Balance at the end at Dec. 31, 2021	$ 344	0	(3,334,812)	(3,334,468)
Balance at the end (in shares) at Dec. 31, 2021	3,432,000
Increase (Decrease) in Stockholders' Equity
Allocation of net income (loss), as adjusted			(527,360)	(527,360)
Balance at the end at Mar. 31, 2022	$ 344	0	(3,862,172)	(3,861,828)
Balance at the beginning at Dec. 31, 2021	$ 344	0	(3,334,812)	(3,334,468)
Balance at the beginning (in shares) at Dec. 31, 2021	3,432,000
Increase (Decrease) in Stockholders' Equity
Allocation of net income (loss), as adjusted				(2,007,578)
Balance at the end at Sep. 30, 2022	$ 344		(5,587,024)	(5,586,680)
Balance at the beginning at Dec. 31, 2021	$ 344	0	(3,334,812)	(3,334,468)
Balance at the beginning (in shares) at Dec. 31, 2021	3,432,000
Increase (Decrease) in Stockholders' Equity
Issuance of shares, net of offering cost	$ 3	284,421		284,424
Issuance of shares, net of offering cost (in shares)	30,000
Accretion of common stock subject to redemption value			(1,142,603)	(1,142,603)
Issuance of 173,913 warrants issued with Bridge Note, net of offering costs		8,552		8,552
Allocation of net income (loss), as adjusted			(3,242,501)	(3,242,501)
Balance at the end at Dec. 31, 2022	$ 347	292,973	(7,719,916)	(7,426,596)
Balance at the end (in shares) at Dec. 31, 2022	3,462,000
Balance at the beginning at Mar. 31, 2022	$ 344	0	(3,862,172)	(3,861,828)
Increase (Decrease) in Stockholders' Equity
Allocation of net income (loss), as adjusted			(659,459)	(659,459)
Balance at the end at Jun. 30, 2022	344	0	(4,521,631)	(4,521,287)
Increase (Decrease) in Stockholders' Equity
Accretion of common stock subject to redemption value			(244,634)	(244,634)
Allocation of net income (loss), as adjusted			(820,759)	(820,759)
Balance at the end at Sep. 30, 2022	344		(5,587,024)	(5,586,680)
Balance at the beginning at Dec. 31, 2022	347	292,973	(7,719,916)	(7,426,596)
Increase (Decrease) in Stockholders' Equity
Issuance of shares, net of offering cost	$ 2	214,198		214,200
Issuance of shares, net of offering cost (in shares)	20,000
Allocation of net income (loss), as adjusted			(1,894,642)	(1,894,642)
Balance at the end at Mar. 31, 2023	$ 349	507,171	(9,614,558)	(9,107,038)
Balance at the beginning at Dec. 31, 2022	$ 347	292,973	(7,719,916)	(7,426,596)
Balance at the beginning (in shares) at Dec. 31, 2022	3,462,000
Increase (Decrease) in Stockholders' Equity
Allocation of net income (loss), as adjusted				(1,552,805)
Balance at the end at Sep. 30, 2023				(9,148,594)
Balance at the beginning at Mar. 31, 2023	$ 349	507,171	(9,614,558)	(9,107,038)
Increase (Decrease) in Stockholders' Equity
Accretion of common stock subject to redemption value			(403,953)	(403,953)
Allocation of net income (loss), as adjusted			263,550	263,550
Balance at the end at Jun. 30, 2023	$ 350	$ 622,642	(9,754,961)	(9,131,969)
Increase (Decrease) in Stockholders' Equity
Accretion of common stock subject to redemption value			(94,912)	(94,912)
Allocation of net income (loss), as adjusted			$ 78,287	78,287
Balance at the end at Sep. 30, 2023				$ (9,148,594)